Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Net sales	$ 95,823	$ 78,676	$ 175,844	$ 144,593	$ 329,968	$ 252,803	$ 196,576
Cost of sales	41,130	35,114	75,746	63,893	140,954	106,533	85,963
Gross margin	54,693	43,562	100,098	80,700	189,014	146,270	110,613
OPERATING EXPENSES
Selling	6,092	4,985	11,080	9,306	21,957	16,865	14,109
Marketing	3,574	2,749	6,314	5,723	13,377	7,779	5,793
Retail operations	19,187	16,006	36,336	30,460	67,465	57,526	54,685
General and administrative	13,806	6,238	21,058	12,244	25,782	23,474	19,921
Total operating expenses	42,659	29,978	74,788	57,733	128,581	105,644	94,508
Operating income	12,034	13,584	25,310	22,967	60,433	40,626	16,105
OTHER (EXPENSES) INCOME
Interest expense	(350)	(735)	(867)	(1,516)	(2,423)	(4,753)	(9,653)
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	(1,606)	(5,715)	(7,892)	(11,429)	(22,857)	(20,779)	(18,890)
Earnings (losses) from joint venture investment	407	255	671	282	587	529	(528)
Foreign exchange (losses) gains	(684)	(155)	(695)	211	(61)	(975)	258
Other non-operating income (expenses)					267	(167)	(342)
Other non-operating income (expenses)	55	85	227	99
Total other expenses	(2,178)	(6,265)	(8,556)	(12,353)	(24,487)	(26,145)	(29,155)
Income before income taxes	9,856	7,319	16,754	10,614	35,946	14,481	(13,050)
Provision for income taxes	3,371	5,019	7,372	8,397	19,354	14,377	2,978
Net income	$ 6,485	$ 2,300	$ 9,382	$ 2,217	$ 16,592	$ 104	$ (16,028)
Weighted average common shares outstanding:
Basic	63,838,736	52,536,224	58,380,136	52,536,224
Diluted	63,838,825	52,536,224	58,380,182	52,536,224
Basic and diluted					52,536,224	52,536,224	33,256,365
Basic earnings per common share	$ 0.10	$ 0.04	$ 0.16	$ 0.04
Diluted earnings per common share	$ 0.10	$ 0.04	$ 0.16	$ 0.04
Basic and diluted earnings (loss) per common share					$ 0.32	$ 0.00	$ (0.48)